Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000120699 [Member] | Samsung Electro Mechanics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[1]
C000120699 [Member] | Samsung Electronics Co Ltd Preference Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[1]
C000120699 [Member] | ICICI Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[1]
C000120699 [Member] | Saudi National Bank The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[1]
C000120699 [Member] | Naspers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[1]
C000120699 [Member] | Kasikornbank PCL Foreign Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[1]
C000120699 [Member] | Yageo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[1]
C000120699 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[1]
C000120699 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.11%	[1]
C000120699 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.79%	[1]
C000120699 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000120699 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000120699 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000120699 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000120699 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000120699 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000120699 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000120699 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000120699 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000120699 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000120699 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000029646 [Member] | Samsung Electro Mechanics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[2]
C000029646 [Member] | Samsung Electronics Co Ltd Preference Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[2]
C000029646 [Member] | ICICI Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[2]
C000029646 [Member] | Saudi National Bank The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[2]
C000029646 [Member] | Naspers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[2]
C000029646 [Member] | Kasikornbank PCL Foreign Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[2]
C000029646 [Member] | Yageo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[2]
C000029646 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[2]
C000029646 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.11%	[2]
C000029646 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.79%	[2]
C000029646 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000029646 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000029646 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029646 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000029646 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000029646 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000029646 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000029646 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000029646 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000029646 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000029646 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000071223 [Member] | Samsung Electro Mechanics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[3]
C000071223 [Member] | Samsung Electronics Co Ltd Preference Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[3]
C000071223 [Member] | ICICI Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[3]
C000071223 [Member] | Saudi National Bank The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[3]
C000071223 [Member] | Naspers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[3]
C000071223 [Member] | Kasikornbank PCL Foreign Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[3]
C000071223 [Member] | Yageo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[3]
C000071223 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[3]
C000071223 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.11%	[3]
C000071223 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.79%	[3]
C000071223 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000071223 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000071223 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000071223 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000071223 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000071223 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000071223 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000071223 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000071223 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000071223 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000071223 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000000564 [Member] | Samsung Electro Mechanics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[4]
C000000564 [Member] | Samsung Electronics Co Ltd Preference Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[4]
C000000564 [Member] | ICICI Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[4]
C000000564 [Member] | Saudi National Bank The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[4]
C000000564 [Member] | Naspers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[4]
C000000564 [Member] | Kasikornbank PCL Foreign Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[4]
C000000564 [Member] | Yageo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[4]
C000000564 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[4]
C000000564 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.11%	[4]
C000000564 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.79%	[4]
C000000564 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000564 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000000564 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000564 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000564 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000000564 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000000564 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000000564 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000000564 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000000564 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000564 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000000562 [Member] | Samsung Electro Mechanics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[5]
C000000562 [Member] | Samsung Electronics Co Ltd Preference Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.29%	[5]
C000000562 [Member] | ICICI Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[5]
C000000562 [Member] | Saudi National Bank The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.77%	[5]
C000000562 [Member] | Naspers Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[5]
C000000562 [Member] | Kasikornbank PCL Foreign Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.25%	[5]
C000000562 [Member] | Yageo Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.41%	[5]
C000000562 [Member] | HDFC Bank Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%	[5]
C000000562 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.11%	[5]
C000000562 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.79%	[5]
C000000562 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000562 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000000562 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000562 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000562 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000000562 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000000562 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000000562 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000000562 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000000562 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000562 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000000565 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%	[6]
C000000565 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[6]
C000000565 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[6]
C000000565 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[6]
C000000565 [Member] | argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[6]
C000000565 [Member] | AstraZeneca PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[6]
C000000565 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[6]
C000000565 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[6]
C000000565 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[6]
C000000565 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[6]
C000000565 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000000565 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000000565 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000000565 [Member] | Health Care Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000000565 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000000565 [Member] | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000000565 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000000565 [Member] | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000565 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000565 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000565 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000567 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%	[7]
C000000567 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[7]
C000000567 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[7]
C000000567 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[7]
C000000567 [Member] | argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[7]
C000000567 [Member] | AstraZeneca PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[7]
C000000567 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[7]
C000000567 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[7]
C000000567 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[7]
C000000567 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[7]
C000000567 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000000567 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000000567 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000000567 [Member] | Health Care Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000000567 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000000567 [Member] | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000000567 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000000567 [Member] | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000567 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000567 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000567 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000265799 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%	[8]
C000265799 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[8]
C000265799 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[8]
C000265799 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[8]
C000265799 [Member] | argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[8]
C000265799 [Member] | AstraZeneca PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[8]
C000265799 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[8]
C000265799 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[8]
C000265799 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[8]
C000265799 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[8]
C000265799 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000265799 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000265799 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000265799 [Member] | Health Care Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000265799 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000265799 [Member] | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000265799 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000265799 [Member] | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000265799 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000265799 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000265799 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000071224 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%	[9]
C000071224 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[9]
C000071224 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[9]
C000071224 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[9]
C000071224 [Member] | argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[9]
C000071224 [Member] | AstraZeneca PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[9]
C000071224 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[9]
C000071224 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[9]
C000071224 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[9]
C000071224 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[9]
C000071224 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000071224 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000071224 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000071224 [Member] | Health Care Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000071224 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000071224 [Member] | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000071224 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000071224 [Member] | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000071224 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000071224 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000071224 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029647 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%	[10]
C000029647 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[10]
C000029647 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[10]
C000029647 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[10]
C000029647 [Member] | argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[10]
C000029647 [Member] | AstraZeneca PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[10]
C000029647 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[10]
C000029647 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[10]
C000029647 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[10]
C000029647 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[10]
C000029647 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000029647 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000029647 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000029647 [Member] | Health Care Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000029647 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000029647 [Member] | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000029647 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000029647 [Member] | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000029647 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000029647 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000029647 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000188882 [Member] | Boston Scientific Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.67%	[11]
C000188882 [Member] | Eli Lilly and Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%	[11]
C000188882 [Member] | AbbVie Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.85%	[11]
C000188882 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%	[11]
C000188882 [Member] | argenx SE ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%	[11]
C000188882 [Member] | AstraZeneca PLC ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.46%	[11]
C000188882 [Member] | Gilead Sciences Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%	[11]
C000188882 [Member] | McKesson Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%	[11]
C000188882 [Member] | Stryker Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[11]
C000188882 [Member] | Tenet Healthcare Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[11]
C000188882 [Member] | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000188882 [Member] | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000188882 [Member] | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C000188882 [Member] | Health Care Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000188882 [Member] | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000188882 [Member] | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000188882 [Member] | Life Sciences Tools And Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000188882 [Member] | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000188882 [Member] | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000188882 [Member] | Industries each less than 2 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000188882 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000120702 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[12]
Percent of Net Long Exposure	142.98%	[13]
C000120702 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000120702 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.27%	[12]
Percent of Net Long Exposure	22.81%	[13]
C000120702 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000120702 [Member] | Open Exchange Traded Index Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000120702 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000120702 [Member] | Equities and Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.06%	[12]
Percent of Net Long Exposure	50.36%	[13]
C000120702 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.67%	[12]
Percent of Net Long Exposure	69.81%	[13]
C000076841 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[14]
Percent of Net Long Exposure	142.98%	[15]
C000076841 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000076841 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.27%	[14]
Percent of Net Long Exposure	22.81%	[15]
C000076841 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000076841 [Member] | Open Exchange Traded Index Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000076841 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000076841 [Member] | Equities and Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.06%	[14]
Percent of Net Long Exposure	50.36%	[15]
C000076841 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.67%	[14]
Percent of Net Long Exposure	69.81%	[15]
C000076840 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[16]
Percent of Net Long Exposure	142.98%	[17]
C000076840 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000076840 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.27%	[16]
Percent of Net Long Exposure	22.81%	[17]
C000076840 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000076840 [Member] | Open Exchange Traded Index Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000076840 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000076840 [Member] | Equities and Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.06%	[16]
Percent of Net Long Exposure	50.36%	[17]
C000076840 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.67%	[16]
Percent of Net Long Exposure	69.81%	[17]
C000076839 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[18]
Percent of Net Long Exposure	142.98%	[19]
C000076839 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000076839 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.27%	[18]
Percent of Net Long Exposure	22.81%	[19]
C000076839 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000076839 [Member] | Open Exchange Traded Index Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000076839 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000076839 [Member] | Equities and Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.06%	[18]
Percent of Net Long Exposure	50.36%	[19]
C000076839 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.67%	[18]
Percent of Net Long Exposure	69.81%	[19]
C000076838 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[20]
Percent of Net Long Exposure	142.98%	[21]
C000076838 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000076838 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.27%	[20]
Percent of Net Long Exposure	22.81%	[21]
C000076838 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000076838 [Member] | Open Exchange Traded Index Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000076838 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000076838 [Member] | Equities and Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.06%	[20]
Percent of Net Long Exposure	50.36%	[21]
C000076838 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.67%	[20]
Percent of Net Long Exposure	69.81%	[21]
C000076836 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[22]
Percent of Net Long Exposure	142.98%	[23]
C000076836 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000076836 [Member] | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.27%	[22]
Percent of Net Long Exposure	22.81%	[23]
C000076836 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.20%
C000076836 [Member] | Open Exchange Traded Index Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000076836 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000076836 [Member] | Equities and Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.06%	[22]
Percent of Net Long Exposure	50.36%	[23]
C000076836 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.67%	[22]
Percent of Net Long Exposure	69.81%	[23]
C000092474 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[24]
Percent of Net Long Exposure	109.46%	[25]
C000092474 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.12%	[24]
Percent of Net Long Exposure	32.90%	[25]
C000092474 [Member] | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.17%	[24]
Percent of Net Long Exposure	30.48%	[25]
C000092474 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.46%	[24]
Percent of Net Long Exposure	22.98%	[25]
C000092474 [Member] | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.25%	[24]
Percent of Net Long Exposure	23.10%	[25]
C000092474 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000092474 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.60%
C000092474 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000092476 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[26]
Percent of Net Long Exposure	109.46%	[27]
C000092476 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.12%	[26]
Percent of Net Long Exposure	32.90%	[27]
C000092476 [Member] | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.17%	[26]
Percent of Net Long Exposure	30.48%	[27]
C000092476 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.46%	[26]
Percent of Net Long Exposure	22.98%	[27]
C000092476 [Member] | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.25%	[26]
Percent of Net Long Exposure	23.10%	[27]
C000092476 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000092476 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.60%
C000092476 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000092477 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[28]
Percent of Net Long Exposure	109.46%	[29]
C000092477 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.12%	[28]
Percent of Net Long Exposure	32.90%	[29]
C000092477 [Member] | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.17%	[28]
Percent of Net Long Exposure	30.48%	[29]
C000092477 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.46%	[28]
Percent of Net Long Exposure	22.98%	[29]
C000092477 [Member] | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.25%	[28]
Percent of Net Long Exposure	23.10%	[29]
C000092477 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000092477 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.60%
C000092477 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000092478 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[30]
Percent of Net Long Exposure	109.46%	[31]
C000092478 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.12%	[30]
Percent of Net Long Exposure	32.90%	[31]
C000092478 [Member] | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.17%	[30]
Percent of Net Long Exposure	30.48%	[31]
C000092478 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.46%	[30]
Percent of Net Long Exposure	22.98%	[31]
C000092478 [Member] | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.25%	[30]
Percent of Net Long Exposure	23.10%	[31]
C000092478 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000092478 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.60%
C000092478 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000092479 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[32]
Percent of Net Long Exposure	109.46%	[33]
C000092479 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.12%	[32]
Percent of Net Long Exposure	32.90%	[33]
C000092479 [Member] | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.17%	[32]
Percent of Net Long Exposure	30.48%	[33]
C000092479 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.46%	[32]
Percent of Net Long Exposure	22.98%	[33]
C000092479 [Member] | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.25%	[32]
Percent of Net Long Exposure	23.10%	[33]
C000092479 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000092479 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.60%
C000092479 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000120704 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%	[34]
Percent of Net Long Exposure	109.46%	[35]
C000120704 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.12%	[34]
Percent of Net Long Exposure	32.90%	[35]
C000120704 [Member] | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.17%	[34]
Percent of Net Long Exposure	30.48%	[35]
C000120704 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.46%	[34]
Percent of Net Long Exposure	22.98%	[35]
C000120704 [Member] | Industrial Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.25%	[34]
Percent of Net Long Exposure	23.10%	[35]
C000120704 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000120704 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.60%
C000120704 [Member] | Commodity Linked Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000120706 [Member] | U S Treasury Bonds 4 88 08 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[36]
C000120706 [Member] | U S Treasury Notes 3 63 09 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[36]
C000120706 [Member] | U S Treasury Notes 4 25 08 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[36]
C000120706 [Member] | iShares J P Morgan USD Emerging Markets Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[36]
C000120706 [Member] | U S Treasury Notes 3 88 09 30 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[36]
C000120706 [Member] | Invesco High Yield Bond Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%	[36]
C000120706 [Member] | Invesco MSCI EAFE Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.56%	[36]
C000120706 [Member] | Invesco QQQ Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.82%	[36]
C000120706 [Member] | Invesco Core Fixed Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.26%	[36]
C000120706 [Member] | Invesco S And P 500 Equal Weight Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.45%	[36]
C000120706 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000120706 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.90%
C000120706 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000120706 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000120706 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000107692 [Member] | U S Treasury Bonds 4 88 08 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[37]
C000107692 [Member] | U S Treasury Notes 3 63 09 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[37]
C000107692 [Member] | U S Treasury Notes 4 25 08 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[37]
C000107692 [Member] | iShares J P Morgan USD Emerging Markets Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[37]
C000107692 [Member] | U S Treasury Notes 3 88 09 30 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[37]
C000107692 [Member] | Invesco High Yield Bond Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%	[37]
C000107692 [Member] | Invesco MSCI EAFE Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.56%	[37]
C000107692 [Member] | Invesco QQQ Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.82%	[37]
C000107692 [Member] | Invesco Core Fixed Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.26%	[37]
C000107692 [Member] | Invesco S And P 500 Equal Weight Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.45%	[37]
C000107692 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000107692 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.90%
C000107692 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107692 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000107692 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000107691 [Member] | U S Treasury Bonds 4 88 08 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[38]
C000107691 [Member] | U S Treasury Notes 3 63 09 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[38]
C000107691 [Member] | U S Treasury Notes 4 25 08 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[38]
C000107691 [Member] | iShares J P Morgan USD Emerging Markets Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[38]
C000107691 [Member] | U S Treasury Notes 3 88 09 30 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[38]
C000107691 [Member] | Invesco High Yield Bond Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%	[38]
C000107691 [Member] | Invesco MSCI EAFE Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.56%	[38]
C000107691 [Member] | Invesco QQQ Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.82%	[38]
C000107691 [Member] | Invesco Core Fixed Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.26%	[38]
C000107691 [Member] | Invesco S And P 500 Equal Weight Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.45%	[38]
C000107691 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000107691 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.90%
C000107691 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107691 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000107691 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000107690 [Member] | U S Treasury Bonds 4 88 08 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[39]
C000107690 [Member] | U S Treasury Notes 3 63 09 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[39]
C000107690 [Member] | U S Treasury Notes 4 25 08 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[39]
C000107690 [Member] | iShares J P Morgan USD Emerging Markets Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[39]
C000107690 [Member] | U S Treasury Notes 3 88 09 30 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[39]
C000107690 [Member] | Invesco High Yield Bond Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%	[39]
C000107690 [Member] | Invesco MSCI EAFE Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.56%	[39]
C000107690 [Member] | Invesco QQQ Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.82%	[39]
C000107690 [Member] | Invesco Core Fixed Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.26%	[39]
C000107690 [Member] | Invesco S And P 500 Equal Weight Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.45%	[39]
C000107690 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000107690 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.90%
C000107690 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107690 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000107690 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000107689 [Member] | U S Treasury Bonds 4 88 08 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[40]
C000107689 [Member] | U S Treasury Notes 3 63 09 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[40]
C000107689 [Member] | U S Treasury Notes 4 25 08 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[40]
C000107689 [Member] | iShares J P Morgan USD Emerging Markets Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[40]
C000107689 [Member] | U S Treasury Notes 3 88 09 30 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[40]
C000107689 [Member] | Invesco High Yield Bond Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%	[40]
C000107689 [Member] | Invesco MSCI EAFE Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.56%	[40]
C000107689 [Member] | Invesco QQQ Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.82%	[40]
C000107689 [Member] | Invesco Core Fixed Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.26%	[40]
C000107689 [Member] | Invesco S And P 500 Equal Weight Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.45%	[40]
C000107689 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000107689 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.90%
C000107689 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107689 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000107689 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000107688 [Member] | U S Treasury Bonds 4 88 08 15 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.36%	[41]
C000107688 [Member] | U S Treasury Notes 3 63 09 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%	[41]
C000107688 [Member] | U S Treasury Notes 4 25 08 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.86%	[41]
C000107688 [Member] | iShares J P Morgan USD Emerging Markets Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[41]
C000107688 [Member] | U S Treasury Notes 3 88 09 30 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[41]
C000107688 [Member] | Invesco High Yield Bond Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.39%	[41]
C000107688 [Member] | Invesco MSCI EAFE Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.56%	[41]
C000107688 [Member] | Invesco QQQ Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.82%	[41]
C000107688 [Member] | Invesco Core Fixed Income ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.26%	[41]
C000107688 [Member] | Invesco S And P 500 Equal Weight Income Advantage ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.45%	[41]
C000107688 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000107688 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.90%
C000107688 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000107688 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000107688 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000209537 [Member] | Colombian TES Series B 11 00 08 22 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%	[42]
C000209537 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[42]
C000209537 [Member] | Republic of Poland Government Bond Series 432 1 75 04 25 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[42]
C000209537 [Member] | Colombian TES Series B 7 00 03 26 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[42]
C000209537 [Member] | Malaysia Government Bond Series 219 3 89 08 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[42]
C000209537 [Member] | India Government Bond 7 30 06 19 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[42]
C000209537 [Member] | Indonesia Treasury Bond Series FR96 7 00 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[42]
C000209537 [Member] | Mexican Bonos Series M 8 00 07 31 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[42]
C000209537 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[42]
C000209537 [Member] | Turkiye Government Bond 30 00 09 12 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[42]
C000209537 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209537 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.20%
C000209537 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209539 [Member] | Colombian TES Series B 11 00 08 22 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%	[43]
C000209539 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[43]
C000209539 [Member] | Republic of Poland Government Bond Series 432 1 75 04 25 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[43]
C000209539 [Member] | Colombian TES Series B 7 00 03 26 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[43]
C000209539 [Member] | Malaysia Government Bond Series 219 3 89 08 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[43]
C000209539 [Member] | India Government Bond 7 30 06 19 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[43]
C000209539 [Member] | Indonesia Treasury Bond Series FR96 7 00 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[43]
C000209539 [Member] | Mexican Bonos Series M 8 00 07 31 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[43]
C000209539 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[43]
C000209539 [Member] | Turkiye Government Bond 30 00 09 12 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[43]
C000209539 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209539 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.20%
C000209539 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209538 [Member] | Colombian TES Series B 11 00 08 22 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%	[44]
C000209538 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[44]
C000209538 [Member] | Republic of Poland Government Bond Series 432 1 75 04 25 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[44]
C000209538 [Member] | Colombian TES Series B 7 00 03 26 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[44]
C000209538 [Member] | Malaysia Government Bond Series 219 3 89 08 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[44]
C000209538 [Member] | India Government Bond 7 30 06 19 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[44]
C000209538 [Member] | Indonesia Treasury Bond Series FR96 7 00 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[44]
C000209538 [Member] | Mexican Bonos Series M 8 00 07 31 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[44]
C000209538 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[44]
C000209538 [Member] | Turkiye Government Bond 30 00 09 12 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[44]
C000209538 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209538 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.20%
C000209538 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209540 [Member] | Colombian TES Series B 11 00 08 22 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%	[45]
C000209540 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[45]
C000209540 [Member] | Republic of Poland Government Bond Series 432 1 75 04 25 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[45]
C000209540 [Member] | Colombian TES Series B 7 00 03 26 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[45]
C000209540 [Member] | Malaysia Government Bond Series 219 3 89 08 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[45]
C000209540 [Member] | India Government Bond 7 30 06 19 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[45]
C000209540 [Member] | Indonesia Treasury Bond Series FR96 7 00 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[45]
C000209540 [Member] | Mexican Bonos Series M 8 00 07 31 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[45]
C000209540 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[45]
C000209540 [Member] | Turkiye Government Bond 30 00 09 12 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[45]
C000209540 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209540 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.20%
C000209540 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209536 [Member] | Colombian TES Series B 11 00 08 22 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%	[46]
C000209536 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[46]
C000209536 [Member] | Republic of Poland Government Bond Series 432 1 75 04 25 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[46]
C000209536 [Member] | Colombian TES Series B 7 00 03 26 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[46]
C000209536 [Member] | Malaysia Government Bond Series 219 3 89 08 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[46]
C000209536 [Member] | India Government Bond 7 30 06 19 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[46]
C000209536 [Member] | Indonesia Treasury Bond Series FR96 7 00 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[46]
C000209536 [Member] | Mexican Bonos Series M 8 00 07 31 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[46]
C000209536 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[46]
C000209536 [Member] | Turkiye Government Bond 30 00 09 12 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[46]
C000209536 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209536 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.20%
C000209536 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209535 [Member] | Colombian TES Series B 11 00 08 22 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%	[47]
C000209535 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[47]
C000209535 [Member] | Republic of Poland Government Bond Series 432 1 75 04 25 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%	[47]
C000209535 [Member] | Colombian TES Series B 7 00 03 26 2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.32%	[47]
C000209535 [Member] | Malaysia Government Bond Series 219 3 89 08 15 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%	[47]
C000209535 [Member] | India Government Bond 7 30 06 19 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%	[47]
C000209535 [Member] | Indonesia Treasury Bond Series FR96 7 00 02 15 2033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[47]
C000209535 [Member] | Mexican Bonos Series M 8 00 07 31 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%	[47]
C000209535 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.63%	[47]
C000209535 [Member] | Turkiye Government Bond 30 00 09 12 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[47]
C000209535 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000209535 [Member] | Sovereign Debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	82.20%
C000209535 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000209551 [Member] | Invesco High Yield Bond Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[48]
C000209551 [Member] | Invesco S And P 500 Revenue ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%	[48]
C000209551 [Member] | Invesco MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[48]
C000209551 [Member] | Invesco Russell 2000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%	[48]
C000209551 [Member] | U S Treasury Notes 3 88 12 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%	[48]
C000209551 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%	[48]
C000209551 [Member] | U S Treasury Notes 4 63 02 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[48]
C000209551 [Member] | U S Treasury Notes 1 88 02 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.97%	[48]
C000209551 [Member] | Invesco International Developed Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.36%	[48]
C000209551 [Member] | Invesco Russell 1000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.52%	[48]
C000209551 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000209551 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000209551 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209551 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209550 [Member] | Invesco High Yield Bond Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[49]
C000209550 [Member] | Invesco S And P 500 Revenue ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%	[49]
C000209550 [Member] | Invesco MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[49]
C000209550 [Member] | Invesco Russell 2000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%	[49]
C000209550 [Member] | U S Treasury Notes 3 88 12 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%	[49]
C000209550 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%	[49]
C000209550 [Member] | U S Treasury Notes 4 63 02 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[49]
C000209550 [Member] | U S Treasury Notes 1 88 02 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.97%	[49]
C000209550 [Member] | Invesco International Developed Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.36%	[49]
C000209550 [Member] | Invesco Russell 1000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.52%	[49]
C000209550 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000209550 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000209550 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209550 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209549 [Member] | Invesco High Yield Bond Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[50]
C000209549 [Member] | Invesco S And P 500 Revenue ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%	[50]
C000209549 [Member] | Invesco MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[50]
C000209549 [Member] | Invesco Russell 2000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%	[50]
C000209549 [Member] | U S Treasury Notes 3 88 12 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%	[50]
C000209549 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%	[50]
C000209549 [Member] | U S Treasury Notes 4 63 02 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[50]
C000209549 [Member] | U S Treasury Notes 1 88 02 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.97%	[50]
C000209549 [Member] | Invesco International Developed Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.36%	[50]
C000209549 [Member] | Invesco Russell 1000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.52%	[50]
C000209549 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000209549 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000209549 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209549 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209547 [Member] | Invesco High Yield Bond Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[51]
C000209547 [Member] | Invesco S And P 500 Revenue ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%	[51]
C000209547 [Member] | Invesco MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[51]
C000209547 [Member] | Invesco Russell 2000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%	[51]
C000209547 [Member] | U S Treasury Notes 3 88 12 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%	[51]
C000209547 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%	[51]
C000209547 [Member] | U S Treasury Notes 4 63 02 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[51]
C000209547 [Member] | U S Treasury Notes 1 88 02 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.97%	[51]
C000209547 [Member] | Invesco International Developed Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.36%	[51]
C000209547 [Member] | Invesco Russell 1000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.52%	[51]
C000209547 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000209547 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000209547 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209547 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209548 [Member] | Invesco High Yield Bond Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[52]
C000209548 [Member] | Invesco S And P 500 Revenue ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%	[52]
C000209548 [Member] | Invesco MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[52]
C000209548 [Member] | Invesco Russell 2000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%	[52]
C000209548 [Member] | U S Treasury Notes 3 88 12 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%	[52]
C000209548 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%	[52]
C000209548 [Member] | U S Treasury Notes 4 63 02 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[52]
C000209548 [Member] | U S Treasury Notes 1 88 02 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.97%	[52]
C000209548 [Member] | Invesco International Developed Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.36%	[52]
C000209548 [Member] | Invesco Russell 1000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.52%	[52]
C000209548 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000209548 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000209548 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209548 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209552 [Member] | Invesco High Yield Bond Factor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.39%	[53]
C000209552 [Member] | Invesco S And P 500 Revenue ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.15%	[53]
C000209552 [Member] | Invesco MSCI USA ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.27%	[53]
C000209552 [Member] | Invesco Russell 2000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%	[53]
C000209552 [Member] | U S Treasury Notes 3 88 12 31 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%	[53]
C000209552 [Member] | iShares Core MSCI Emerging Markets ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.83%	[53]
C000209552 [Member] | U S Treasury Notes 4 63 02 15 2035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%	[53]
C000209552 [Member] | U S Treasury Notes 1 88 02 15 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.97%	[53]
C000209552 [Member] | Invesco International Developed Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.36%	[53]
C000209552 [Member] | Invesco Russell 1000 Dynamic Multifactor ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.52%	[53]
C000209552 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000209552 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.40%
C000209552 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000209552 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209558 [Member] | Invesco Managed Futures Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.62%	[54]
C000209558 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[54]
C000209558 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[54]
C000209558 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[54]
C000209558 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[54]
C000209558 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[54]
C000209558 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[54]
C000209558 [Member] | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[54]
C000209558 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%	[54]
C000209558 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[54]
C000209558 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000209558 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000209558 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209558 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000209557 [Member] | Invesco Managed Futures Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.62%	[55]
C000209557 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[55]
C000209557 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[55]
C000209557 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[55]
C000209557 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[55]
C000209557 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[55]
C000209557 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[55]
C000209557 [Member] | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[55]
C000209557 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%	[55]
C000209557 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[55]
C000209557 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000209557 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000209557 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209557 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000209556 [Member] | Invesco Managed Futures Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.62%	[56]
C000209556 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[56]
C000209556 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[56]
C000209556 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[56]
C000209556 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[56]
C000209556 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[56]
C000209556 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[56]
C000209556 [Member] | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[56]
C000209556 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%	[56]
C000209556 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[56]
C000209556 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000209556 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000209556 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209556 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000209555 [Member] | Invesco Managed Futures Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.62%	[57]
C000209555 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[57]
C000209555 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[57]
C000209555 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[57]
C000209555 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[57]
C000209555 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[57]
C000209555 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[57]
C000209555 [Member] | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[57]
C000209555 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%	[57]
C000209555 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[57]
C000209555 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000209555 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000209555 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209555 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000209554 [Member] | Invesco Managed Futures Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.62%	[58]
C000209554 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[58]
C000209554 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[58]
C000209554 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[58]
C000209554 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[58]
C000209554 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[58]
C000209554 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[58]
C000209554 [Member] | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[58]
C000209554 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%	[58]
C000209554 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[58]
C000209554 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000209554 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000209554 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209554 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000209553 [Member] | Invesco Managed Futures Strategy ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.62%	[59]
C000209553 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.48%	[59]
C000209553 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.42%	[59]
C000209553 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%	[59]
C000209553 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.78%	[59]
C000209553 [Member] | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.74%	[59]
C000209553 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.69%	[59]
C000209553 [Member] | Duke Energy Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%	[59]
C000209553 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.51%	[59]
C000209553 [Member] | Altria Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.47%	[59]
C000209553 [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000209553 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000209553 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000209553 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C000209589 [Member] | U S Treasury Notes 3 63 09 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[60]
C000209589 [Member] | U S Treasury Notes 3 50 09 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.09%	[60]
C000209589 [Member] | Government National Mortgage Association TBA 2 50 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[60]
C000209589 [Member] | Uniform Mortgage Backed Securities TBA 5 00 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[60]
C000209589 [Member] | U S Treasury Notes 3 50 10 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[60]
C000209589 [Member] | Uniform Mortgage Backed Securities TBA 3 50 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[60]
C000209589 [Member] | Uniform Mortgage Backed Securities TBA 2 50 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[60]
C000209589 [Member] | Uniform Mortgage Backed Securities TBA 3 00 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[60]
C000209589 [Member] | U S Treasury Bonds 4 75 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[60]
C000209589 [Member] | Uniform Mortgage Backed Securities TBA 2 00 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[60]
C000209589 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000209589 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000209589 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209589 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
C000209589 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000209589 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000209590 [Member] | U S Treasury Notes 3 63 09 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[61]
C000209590 [Member] | U S Treasury Notes 3 50 09 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.09%	[61]
C000209590 [Member] | Government National Mortgage Association TBA 2 50 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[61]
C000209590 [Member] | Uniform Mortgage Backed Securities TBA 5 00 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[61]
C000209590 [Member] | U S Treasury Notes 3 50 10 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[61]
C000209590 [Member] | Uniform Mortgage Backed Securities TBA 3 50 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[61]
C000209590 [Member] | Uniform Mortgage Backed Securities TBA 2 50 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[61]
C000209590 [Member] | Uniform Mortgage Backed Securities TBA 3 00 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[61]
C000209590 [Member] | U S Treasury Bonds 4 75 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[61]
C000209590 [Member] | Uniform Mortgage Backed Securities TBA 2 00 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[61]
C000209590 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000209590 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000209590 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209590 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
C000209590 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000209590 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000209591 [Member] | U S Treasury Notes 3 63 09 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[62]
C000209591 [Member] | U S Treasury Notes 3 50 09 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.09%	[62]
C000209591 [Member] | Government National Mortgage Association TBA 2 50 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[62]
C000209591 [Member] | Uniform Mortgage Backed Securities TBA 5 00 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[62]
C000209591 [Member] | U S Treasury Notes 3 50 10 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[62]
C000209591 [Member] | Uniform Mortgage Backed Securities TBA 3 50 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[62]
C000209591 [Member] | Uniform Mortgage Backed Securities TBA 2 50 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[62]
C000209591 [Member] | Uniform Mortgage Backed Securities TBA 3 00 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[62]
C000209591 [Member] | U S Treasury Bonds 4 75 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[62]
C000209591 [Member] | Uniform Mortgage Backed Securities TBA 2 00 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[62]
C000209591 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000209591 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000209591 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209591 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
C000209591 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000209591 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000209592 [Member] | U S Treasury Notes 3 63 09 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[63]
C000209592 [Member] | U S Treasury Notes 3 50 09 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.09%	[63]
C000209592 [Member] | Government National Mortgage Association TBA 2 50 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[63]
C000209592 [Member] | Uniform Mortgage Backed Securities TBA 5 00 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[63]
C000209592 [Member] | U S Treasury Notes 3 50 10 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[63]
C000209592 [Member] | Uniform Mortgage Backed Securities TBA 3 50 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[63]
C000209592 [Member] | Uniform Mortgage Backed Securities TBA 2 50 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[63]
C000209592 [Member] | Uniform Mortgage Backed Securities TBA 3 00 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[63]
C000209592 [Member] | U S Treasury Bonds 4 75 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[63]
C000209592 [Member] | Uniform Mortgage Backed Securities TBA 2 00 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[63]
C000209592 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000209592 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000209592 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209592 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
C000209592 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000209592 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000209593 [Member] | U S Treasury Notes 3 63 09 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[64]
C000209593 [Member] | U S Treasury Notes 3 50 09 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.09%	[64]
C000209593 [Member] | Government National Mortgage Association TBA 2 50 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[64]
C000209593 [Member] | Uniform Mortgage Backed Securities TBA 5 00 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[64]
C000209593 [Member] | U S Treasury Notes 3 50 10 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[64]
C000209593 [Member] | Uniform Mortgage Backed Securities TBA 3 50 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[64]
C000209593 [Member] | Uniform Mortgage Backed Securities TBA 2 50 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[64]
C000209593 [Member] | Uniform Mortgage Backed Securities TBA 3 00 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[64]
C000209593 [Member] | U S Treasury Bonds 4 75 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[64]
C000209593 [Member] | Uniform Mortgage Backed Securities TBA 2 00 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[64]
C000209593 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000209593 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000209593 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209593 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
C000209593 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000209593 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000209594 [Member] | U S Treasury Notes 3 63 09 30 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.72%	[65]
C000209594 [Member] | U S Treasury Notes 3 50 09 30 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.09%	[65]
C000209594 [Member] | Government National Mortgage Association TBA 2 50 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.39%	[65]
C000209594 [Member] | Uniform Mortgage Backed Securities TBA 5 00 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.58%	[65]
C000209594 [Member] | U S Treasury Notes 3 50 10 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.63%	[65]
C000209594 [Member] | Uniform Mortgage Backed Securities TBA 3 50 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%	[65]
C000209594 [Member] | Uniform Mortgage Backed Securities TBA 2 50 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.61%	[65]
C000209594 [Member] | Uniform Mortgage Backed Securities TBA 3 00 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.71%	[65]
C000209594 [Member] | U S Treasury Bonds 4 75 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.05%	[65]
C000209594 [Member] | Uniform Mortgage Backed Securities TBA 2 00 11 01 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%	[65]
C000209594 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	14.60%
C000209594 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	14.50%
C000209594 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209594 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	28.90%
C000209594 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	19.20%
C000209594 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%
C000209615 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%	[66]
C000209615 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.93%	[66]
C000209615 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.56%	[66]
C000209615 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[66]
C000209615 [Member] | Vale S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[66]
C000209615 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[66]
C000209615 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[66]
C000209615 [Member] | JD com Inc A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[66]
C000209615 [Member] | H World Group Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[66]
C000209615 [Member] | Anglo American PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[66]
C000209615 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000209615 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209615 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000209615 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000209615 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000209615 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209615 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209615 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209615 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209615 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209617 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%	[67]
C000209617 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.93%	[67]
C000209617 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.56%	[67]
C000209617 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[67]
C000209617 [Member] | Vale S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[67]
C000209617 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[67]
C000209617 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[67]
C000209617 [Member] | JD com Inc A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[67]
C000209617 [Member] | H World Group Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[67]
C000209617 [Member] | Anglo American PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[67]
C000209617 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000209617 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209617 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000209617 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000209617 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000209617 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209617 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209617 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209617 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209617 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209616 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%	[68]
C000209616 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.93%	[68]
C000209616 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.56%	[68]
C000209616 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[68]
C000209616 [Member] | Vale S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[68]
C000209616 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[68]
C000209616 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[68]
C000209616 [Member] | JD com Inc A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[68]
C000209616 [Member] | H World Group Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[68]
C000209616 [Member] | Anglo American PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[68]
C000209616 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000209616 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209616 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000209616 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000209616 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000209616 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209616 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209616 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209616 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209616 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209618 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%	[69]
C000209618 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.93%	[69]
C000209618 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.56%	[69]
C000209618 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[69]
C000209618 [Member] | Vale S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[69]
C000209618 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[69]
C000209618 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[69]
C000209618 [Member] | JD com Inc A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[69]
C000209618 [Member] | H World Group Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[69]
C000209618 [Member] | Anglo American PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[69]
C000209618 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000209618 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209618 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000209618 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000209618 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000209618 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209618 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209618 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209618 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209618 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209614 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%	[70]
C000209614 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.93%	[70]
C000209614 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.56%	[70]
C000209614 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[70]
C000209614 [Member] | Vale S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[70]
C000209614 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[70]
C000209614 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[70]
C000209614 [Member] | JD com Inc A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[70]
C000209614 [Member] | H World Group Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[70]
C000209614 [Member] | Anglo American PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[70]
C000209614 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000209614 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209614 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000209614 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000209614 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000209614 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209614 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209614 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209614 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209614 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209613 [Member] | Samsung Electronics Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.26%	[71]
C000209613 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.93%	[71]
C000209613 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.56%	[71]
C000209613 [Member] | HDFC Bank Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.93%	[71]
C000209613 [Member] | Vale S A ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.97%	[71]
C000209613 [Member] | AIA Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%	[71]
C000209613 [Member] | Alibaba Group Holding Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%	[71]
C000209613 [Member] | JD com Inc A Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.65%	[71]
C000209613 [Member] | H World Group Ltd ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.38%	[71]
C000209613 [Member] | Anglo American PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.21%	[71]
C000209613 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C000209613 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000209613 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000209613 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000209613 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000209613 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000209613 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209613 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000209613 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000209613 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000209625 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[72]
C000209625 [Member] | Mortgage Funding PLC Series 2008 1 Class B2 7 31 03 13 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[72]
C000209625 [Member] | Brazil Notas do Tesouro Nacional Series B 6 00 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[72]
C000209625 [Member] | Mexican Udibonos Series S 4 00 08 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[72]
C000209625 [Member] | Federal Home Loan Mortgage Corp 4 50 10 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[72]
C000209625 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[72]
C000209625 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[72]
C000209625 [Member] | U S Treasury Bills 4 11 05 14 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[72]
C000209625 [Member] | U S Treasury Bonds 5 50 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.69%	[72]
C000209625 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%	[72]
C000209625 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000209625 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000209625 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209625 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
C000209625 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000209625 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000209625 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000209625 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000209625 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000209625 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000209625 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000209626 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[73]
C000209626 [Member] | Mortgage Funding PLC Series 2008 1 Class B2 7 31 03 13 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[73]
C000209626 [Member] | Brazil Notas do Tesouro Nacional Series B 6 00 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[73]
C000209626 [Member] | Mexican Udibonos Series S 4 00 08 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[73]
C000209626 [Member] | Federal Home Loan Mortgage Corp 4 50 10 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[73]
C000209626 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[73]
C000209626 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[73]
C000209626 [Member] | U S Treasury Bills 4 11 05 14 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[73]
C000209626 [Member] | U S Treasury Bonds 5 50 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.69%	[73]
C000209626 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%	[73]
C000209626 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000209626 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000209626 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209626 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
C000209626 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000209626 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000209626 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000209626 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000209626 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000209626 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000209626 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000209630 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[74]
C000209630 [Member] | Mortgage Funding PLC Series 2008 1 Class B2 7 31 03 13 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[74]
C000209630 [Member] | Brazil Notas do Tesouro Nacional Series B 6 00 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[74]
C000209630 [Member] | Mexican Udibonos Series S 4 00 08 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[74]
C000209630 [Member] | Federal Home Loan Mortgage Corp 4 50 10 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[74]
C000209630 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[74]
C000209630 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[74]
C000209630 [Member] | U S Treasury Bills 4 11 05 14 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[74]
C000209630 [Member] | U S Treasury Bonds 5 50 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.69%	[74]
C000209630 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%	[74]
C000209630 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000209630 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000209630 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209630 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
C000209630 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000209630 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000209630 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000209630 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000209630 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000209630 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000209630 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000209628 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[75]
C000209628 [Member] | Mortgage Funding PLC Series 2008 1 Class B2 7 31 03 13 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[75]
C000209628 [Member] | Brazil Notas do Tesouro Nacional Series B 6 00 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[75]
C000209628 [Member] | Mexican Udibonos Series S 4 00 08 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[75]
C000209628 [Member] | Federal Home Loan Mortgage Corp 4 50 10 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[75]
C000209628 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[75]
C000209628 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[75]
C000209628 [Member] | U S Treasury Bills 4 11 05 14 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[75]
C000209628 [Member] | U S Treasury Bonds 5 50 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.69%	[75]
C000209628 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%	[75]
C000209628 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000209628 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000209628 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209628 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
C000209628 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000209628 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000209628 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000209628 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000209628 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000209628 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000209628 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000209629 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[76]
C000209629 [Member] | Mortgage Funding PLC Series 2008 1 Class B2 7 31 03 13 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[76]
C000209629 [Member] | Brazil Notas do Tesouro Nacional Series B 6 00 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[76]
C000209629 [Member] | Mexican Udibonos Series S 4 00 08 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[76]
C000209629 [Member] | Federal Home Loan Mortgage Corp 4 50 10 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[76]
C000209629 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[76]
C000209629 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[76]
C000209629 [Member] | U S Treasury Bills 4 11 05 14 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[76]
C000209629 [Member] | U S Treasury Bonds 5 50 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.69%	[76]
C000209629 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%	[76]
C000209629 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000209629 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000209629 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209629 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
C000209629 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000209629 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000209629 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000209629 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000209629 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000209629 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000209629 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000209627 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[77]
C000209627 [Member] | Mortgage Funding PLC Series 2008 1 Class B2 7 31 03 13 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.04%	[77]
C000209627 [Member] | Brazil Notas do Tesouro Nacional Series B 6 00 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.13%	[77]
C000209627 [Member] | Mexican Udibonos Series S 4 00 08 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.14%	[77]
C000209627 [Member] | Federal Home Loan Mortgage Corp 4 50 10 01 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.17%	[77]
C000209627 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.25%	[77]
C000209627 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.45%	[77]
C000209627 [Member] | U S Treasury Bills 4 11 05 14 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.52%	[77]
C000209627 [Member] | U S Treasury Bonds 5 50 08 15 2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.69%	[77]
C000209627 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.24%	[77]
C000209627 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000209627 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	7.00%
C000209627 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
C000209627 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
C000209627 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Total Investments	1.90%
C000209627 [Member] | Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000209627 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	13.50%
C000209627 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000209627 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000209627 [Member] | Agency Credit Risk Transfer Notes [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
C000209627 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Total Investments	21.40%
C000209633 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.94%	[78]
C000209633 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[78]
C000209633 [Member] | Brazil Notas do Tesouro Nacional Series B 6 00 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[78]
C000209633 [Member] | Mexican Udibonos Series S 4 00 08 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[78]
C000209633 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%	[78]
C000209633 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[78]
C000209633 [Member] | U S Treasury Bills 4 11 05 14 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%	[78]
C000209633 [Member] | Australia Government Bond Series 142 4 25 04 21 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[78]
C000209633 [Member] | Spain Government Bond 2 80 05 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[78]
C000209633 [Member] | Grupo Financiero Galicia S A Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[78]
C000209633 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000209633 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000209633 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209633 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209633 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209633 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000209633 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209633 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209633 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000209635 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.94%	[79]
C000209635 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[79]
C000209635 [Member] | Brazil Notas do Tesouro Nacional Series B 6 00 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[79]
C000209635 [Member] | Mexican Udibonos Series S 4 00 08 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[79]
C000209635 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%	[79]
C000209635 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[79]
C000209635 [Member] | U S Treasury Bills 4 11 05 14 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%	[79]
C000209635 [Member] | Australia Government Bond Series 142 4 25 04 21 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[79]
C000209635 [Member] | Spain Government Bond 2 80 05 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[79]
C000209635 [Member] | Grupo Financiero Galicia S A Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[79]
C000209635 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000209635 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000209635 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209635 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209635 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209635 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000209635 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209635 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209635 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000209634 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.94%	[80]
C000209634 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[80]
C000209634 [Member] | Brazil Notas do Tesouro Nacional Series B 6 00 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[80]
C000209634 [Member] | Mexican Udibonos Series S 4 00 08 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[80]
C000209634 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%	[80]
C000209634 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[80]
C000209634 [Member] | U S Treasury Bills 4 11 05 14 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%	[80]
C000209634 [Member] | Australia Government Bond Series 142 4 25 04 21 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[80]
C000209634 [Member] | Spain Government Bond 2 80 05 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[80]
C000209634 [Member] | Grupo Financiero Galicia S A Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[80]
C000209634 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000209634 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000209634 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209634 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209634 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209634 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000209634 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209634 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209634 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000209636 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.94%	[81]
C000209636 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[81]
C000209636 [Member] | Brazil Notas do Tesouro Nacional Series B 6 00 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[81]
C000209636 [Member] | Mexican Udibonos Series S 4 00 08 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[81]
C000209636 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%	[81]
C000209636 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[81]
C000209636 [Member] | U S Treasury Bills 4 11 05 14 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%	[81]
C000209636 [Member] | Australia Government Bond Series 142 4 25 04 21 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[81]
C000209636 [Member] | Spain Government Bond 2 80 05 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[81]
C000209636 [Member] | Grupo Financiero Galicia S A Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[81]
C000209636 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000209636 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000209636 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209636 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209636 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209636 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000209636 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209636 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209636 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000209632 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.94%	[82]
C000209632 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[82]
C000209632 [Member] | Brazil Notas do Tesouro Nacional Series B 6 00 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[82]
C000209632 [Member] | Mexican Udibonos Series S 4 00 08 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[82]
C000209632 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%	[82]
C000209632 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[82]
C000209632 [Member] | U S Treasury Bills 4 11 05 14 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%	[82]
C000209632 [Member] | Australia Government Bond Series 142 4 25 04 21 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[82]
C000209632 [Member] | Spain Government Bond 2 80 05 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[82]
C000209632 [Member] | Grupo Financiero Galicia S A Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[82]
C000209632 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000209632 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000209632 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209632 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209632 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209632 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000209632 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209632 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209632 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000209631 [Member] | Mexican Bonos Series M 8 50 02 28 2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.94%	[83]
C000209631 [Member] | Republic of South Africa Government Bond Series 2040 9 00 01 31 2040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%	[83]
C000209631 [Member] | Brazil Notas do Tesouro Nacional Series B 6 00 05 15 2055 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[83]
C000209631 [Member] | Mexican Udibonos Series S 4 00 08 30 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%	[83]
C000209631 [Member] | Brazil Notas do Tesouro Nacional Series F 10 00 01 01 2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.73%	[83]
C000209631 [Member] | Republic of South Africa Government Bond Series 2032 8 25 03 31 2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.49%	[83]
C000209631 [Member] | U S Treasury Bills 4 11 05 14 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.76%	[83]
C000209631 [Member] | Australia Government Bond Series 142 4 25 04 21 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%	[83]
C000209631 [Member] | Spain Government Bond 2 80 05 31 2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.33%	[83]
C000209631 [Member] | Grupo Financiero Galicia S A Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.27%	[83]
C000209631 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000209631 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000209631 [Member] | Security Types each less than 1 of portfolio [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000209631 [Member] | U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000209631 [Member] | Common Stocks And Other Equity Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000209631 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000209631 [Member] | Open Over The Counter Foreign Currency Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000209631 [Member] | Open Over The Counter Interest Rate Swaptions Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000209631 [Member] | Non U S Dollar Denominated Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000209637 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[84]
C000209637 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[84]
C000209637 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[84]
C000209637 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[84]
C000209637 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[84]
C000209637 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[84]
C000209637 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[84]
C000209637 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%	[84]
C000209637 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[84]
C000209637 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[84]
C000209637 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000209637 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209637 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209637 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000209637 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000209637 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000209637 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209637 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209637 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209638 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[85]
C000209638 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[85]
C000209638 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[85]
C000209638 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[85]
C000209638 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[85]
C000209638 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[85]
C000209638 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[85]
C000209638 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%	[85]
C000209638 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[85]
C000209638 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[85]
C000209638 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000209638 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209638 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209638 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000209638 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000209638 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000209638 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209638 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209638 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209642 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[86]
C000209642 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[86]
C000209642 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[86]
C000209642 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[86]
C000209642 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[86]
C000209642 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[86]
C000209642 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[86]
C000209642 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%	[86]
C000209642 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[86]
C000209642 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[86]
C000209642 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000209642 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209642 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209642 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000209642 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000209642 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000209642 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209642 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209642 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209640 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[87]
C000209640 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[87]
C000209640 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[87]
C000209640 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[87]
C000209640 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[87]
C000209640 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[87]
C000209640 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[87]
C000209640 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%	[87]
C000209640 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[87]
C000209640 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[87]
C000209640 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000209640 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209640 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209640 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000209640 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000209640 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000209640 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209640 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209640 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209641 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[88]
C000209641 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[88]
C000209641 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[88]
C000209641 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[88]
C000209641 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[88]
C000209641 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[88]
C000209641 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[88]
C000209641 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%	[88]
C000209641 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[88]
C000209641 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[88]
C000209641 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000209641 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209641 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209641 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000209641 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000209641 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000209641 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209641 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209641 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000209639 [Member] | Cencora Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.22%	[89]
C000209639 [Member] | Flex Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%	[89]
C000209639 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[89]
C000209639 [Member] | Quanta Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[89]
C000209639 [Member] | Vertiv Holdings Co Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%	[89]
C000209639 [Member] | Comfort Systems USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.74%	[89]
C000209639 [Member] | Hilton Worldwide Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.78%	[89]
C000209639 [Member] | Cloudflare Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.83%	[89]
C000209639 [Member] | Monolithic Power Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.92%	[89]
C000209639 [Member] | Howmet Aerospace Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.98%	[89]
C000209639 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000209639 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000209639 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000209639 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.40%
C000209639 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000209639 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000209639 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000209639 [Member] | Other Sectors each less than 2 of net assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000209639 [Member] | Money Market Funds Plus Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%

[1]	Excluding money market fund holdings, if any.
[2]	Excluding money market fund holdings, if any.
[3]	Excluding money market fund holdings, if any.
[4]	Excluding money market fund holdings, if any.
[5]	Excluding money market fund holdings, if any.
[6]	Excluding money market fund holdings, if any.
[7]	Excluding money market fund holdings, if any.
[8]	Excluding money market fund holdings, if any.
[9]	Excluding money market fund holdings, if any.
[10]	Excluding money market fund holdings, if any.
[11]	Excluding money market fund holdings, if any.
[12]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[13]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[14]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[15]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[16]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[17]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[18]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[19]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[20]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[21]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[22]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[23]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[24]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[25]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[26]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[27]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[28]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[29]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[30]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[31]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[32]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[33]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[34]	Reflects the risk that each asset class is expected to contribute to the overall risk of the Fund as measured by standard deviation and estimates of risk based on historical data. Standard deviation measures the annualized fluctuations (volatility) of monthly returns.
[35]	Proprietary models determine the Notional Asset Weights necessary to achieve the Target Risk Contributions. Total Notional Asset Weight greater than 100% is achieved through derivatives and other instruments that create leverage.
[36]	Excluding money market fund holdings, if any.
[37]	Excluding money market fund holdings, if any.
[38]	Excluding money market fund holdings, if any.
[39]	Excluding money market fund holdings, if any.
[40]	Excluding money market fund holdings, if any.
[41]	Excluding money market fund holdings, if any.
[42]	Excluding money market fund holdings, if any.
[43]	Excluding money market fund holdings, if any.
[44]	Excluding money market fund holdings, if any.
[45]	Excluding money market fund holdings, if any.
[46]	Excluding money market fund holdings, if any.
[47]	Excluding money market fund holdings, if any.
[48]	Excluding money market fund holdings, if any.
[49]	Excluding money market fund holdings, if any.
[50]	Excluding money market fund holdings, if any.
[51]	Excluding money market fund holdings, if any.
[52]	Excluding money market fund holdings, if any.
[53]	Excluding money market fund holdings, if any.
[54]	Excluding money market fund holdings, if any.
[55]	Excluding money market fund holdings, if any.
[56]	Excluding money market fund holdings, if any.
[57]	Excluding money market fund holdings, if any.
[58]	Excluding money market fund holdings, if any.
[59]	Excluding money market fund holdings, if any.
[60]	Excluding money market fund holdings, if any.
[61]	Excluding money market fund holdings, if any.
[62]	Excluding money market fund holdings, if any.
[63]	Excluding money market fund holdings, if any.
[64]	Excluding money market fund holdings, if any.
[65]	Excluding money market fund holdings, if any.
[66]	Excluding money market fund holdings, if any.
[67]	Excluding money market fund holdings, if any.
[68]	Excluding money market fund holdings, if any.
[69]	Excluding money market fund holdings, if any.
[70]	Excluding money market fund holdings, if any.
[71]	Excluding money market fund holdings, if any.
[72]	Excluding money market fund holdings, if any.
[73]	Excluding money market fund holdings, if any.
[74]	Excluding money market fund holdings, if any.
[75]	Excluding money market fund holdings, if any.
[76]	Excluding money market fund holdings, if any.
[77]	Excluding money market fund holdings, if any.
[78]	Excluding money market fund holdings, if any.
[79]	Excluding money market fund holdings, if any.
[80]	Excluding money market fund holdings, if any.
[81]	Excluding money market fund holdings, if any.
[82]	Excluding money market fund holdings, if any.
[83]	Excluding money market fund holdings, if any.
[84]	Excluding money market fund holdings, if any.
[85]	Excluding money market fund holdings, if any.
[86]	Excluding money market fund holdings, if any.
[87]	Excluding money market fund holdings, if any.
[88]	Excluding money market fund holdings, if any.
[89]	Excluding money market fund holdings, if any.